Form N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	HOMESTEAD FUNDS INC
Entity Central Index Key	0000865733
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	May 01, 2025
Supplement to Prospectus [Text Block]	Prospectus SupplementFiled Pursuant To 497(e)File Nos. 033-35788 and 811-06136 Homestead Funds, Inc.Supplement Dated December 9, 2025
to the Prospectus dated May 1, 2025This supplement revises certain information contained in the above-referenced prospectus (the “Prospectus”) regarding the Stock Index Fund, a series of Homestead Funds, Inc. Please read this supplement carefully and keep it with your Prospectus for future reference. You may obtain copies of the Prospectus free of charge, upon request, by calling toll-free (800) 258-3030, by visiting the Homestead Funds’ website at homesteadadvisers.com, or by writing to Homestead Funds, Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.The Stock Index Fund invests its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a separate series of an unaffiliated trust called the Master Investment Portfolio. On November 20, 2025, the Master Portfolio updated its registration statement to reflect certain changes to its investment policy - it intends to be diversified in approximately the same proportion as its underlying index is diversified. The Master Portfolio may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Master Portfolio shareholder approval will not be sought if the Master Portfolio becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the underlying index.Accordingly, the following changes are effective immediately:The following is added at the end of the section of the Summary Prospectus entitled “Fund Summaries – Stock Index Fund - Principal Investment Strategies”: The Master Portfolio intends to be diversified in approximately the same proportion as the Index is diversified. The Master Portfolio may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Master Portfolio shareholder approval will not be sought if the Master Portfolio becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.The following is added to the section of the Summary Prospectus entitled “Fund Summaries – Stock Index Fund – Principal Risks”: •Non-Diversification Risk (Master Portfolio) – To the extent that the Master Portfolio is classified as “non-diversified,” the Master Portfolio may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties, and thus, may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Master Portfolio’s performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Master Portfolio’s net asset value.